SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of operating income for each operating segment

The net sales by nature for each reportable operating segment is set forth below:

Net sales	12.31.21	12.31.20	12.31.19
Brazil
In-natura	6,002,585	5,014,250	4,635,597
Poultry	4,544,724	3,738,560	3,692,377
Pork and other	1,457,861	1,275,690	943,220
Processed	18,729,686	15,944,162	12,808,408
Other sales	76,618	26,707	45,474
	24,808,889	20,985,119	17,489,479

International
In-natura	18,212,688	14,570,620	12,605,846
Poultry	15,818,512	12,246,499	11,262,954
Pork and other	2,394,176	2,324,121	1,342,892
Processed	2,955,431	2,366,204	2,119,918
Other sales	346,585	303,370	173,630
	21,514,704	17,240,194	14,899,394

Other segments	2,019,712	1,244,387	1,058,107
	48,343,305	39,469,700	33,446,980

The income (loss) before financial results for each segment and for Corporate is set forth below:

	12.31.21	12.31.20	12.31.19
Brazil	1,583,899	2,081,150	1,818,813
International	942,006	1,100,212	1,275,285
Other segments	393,477	197,233	109,138
Sub total	2,919,382	3,378,595	3,203,236
Corporate	90,405	(327,366)	(454,899)
	3,009,787	3,051,229	2,748,337

Schedule of operating income for each operating segment

The income (loss) before financial results for each segment and for Corporate is set forth below:

	12.31.21	12.31.20	12.31.19
Brazil	1,583,899	2,081,150	1,818,813
International	942,006	1,100,212	1,275,285
Other segments	393,477	197,233	109,138
Sub total	2,919,382	3,378,595	3,203,236
Corporate	90,405	(327,366)	(454,899)
	3,009,787	3,051,229	2,748,337

Schedule of composition of the main effects not allocated to the operating segments

The composition of the main effects not allocated to the operating segments and presented as Corporate is set forth below:

Corporate	12.31.21	12.31.20	12.31.19
Impairment and result in the sale of investments	76,148	(62,006)	(21,751)
Results with sale and disposal of fixed assets	65,884	(28,178)	(14,642)
Reversal/(provision) for tax and civil contingencies	30,587	(109,088)	(63,228)
Expenses with demobilization	(6,814)	(16,494)	(39,281)
Investigations involving the Company (note 1.5)	(9,003)	(28,004)	(79,208)
Expenses COVID-19 (1)	(74,482)	(81,562)	-
Arbitration reversal	-	14,520	-
Restructuring plan	-	(58)	(14,460)
Results with disposal of businesses	-	(29,471)	3,234
Agreement - Class Action	-	-	(204,436)
Other	8,085	12,975	(21,127)
	90,405	(327,366)	(454,899)
(1)	Mainly comprised of donations in Brazil, consultants and expenses with health and safety, which are not associated with the business segments.

Schedule of goodwill and intangible assets arising from business combination

The goodwill arising from business combinations and the intangible assets with indefinite useful life (trademarks) were allocated to the reportable operating segments, considering the economic benefits generated by such intangible assets. The allocation of these intangible assets is presented below:

	Goodwill		Trademarks		Total
	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,813,986	1,784,079	275,982	345,260	2,089,968	2,129,339
Other segments	459,699	-	474,875	-	934,574	-
	3,425,183	2,935,577	1,733,335	1,327,738	5,158,518	4,263,315